Interim Condensed Consolidated Statements of Changes in Shareholder's Equity (USD $) In Thousands, except Share data	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Total
Balance at Dec. 31, 2011			$ 31,727		$ 84,707
Dividend paid			(3,990)		(3,990)
Balance at Jun. 30, 2012			31,155		84,403
Balance at Dec. 31, 2011	40	53,010	31,727	(70)	84,707
Balance, shares at Dec. 31, 2011	17,346,561
Stock-based compensation		189			189
Dividend paid			(1,735)
Net income			5,862		5,862
Other comprehensive income				308	308
Balance at Sep. 30, 2012	40	53,199	31,864	238	85,341
Balance, shares at Sep. 30, 2012	17,346,561
Balance at Dec. 31, 2011	40	53,010	31,727	(70)	84,707
Balance, shares at Dec. 31, 2011	17,346,561
Stock-based compensation		302			302
Dividend paid			(15,786)		(15,786)
Net income			8,290		8,290
Other comprehensive income				438	438
Balance at Dec. 31, 2012	40	53,312	24,231	368	77,951
Balance, shares at Dec. 31, 2012	17,346,561
Balance at Jun. 30, 2012	40	53,098	31,155	110	84,403
Balance, shares at Jun. 30, 2012	17,346,561
Stock-based compensation		101			101
Dividend paid			(1,735)		(1,735)
Net income			2,444		2,444
Other comprehensive income				128	128
Balance at Sep. 30, 2012	40	53,199	31,864	238	85,341
Balance, shares at Sep. 30, 2012	17,346,561
Balance at Dec. 31, 2012			24,231		77,951
Dividend paid			(2,775)		(2,775)
Balance at Jun. 30, 2013			24,760		78,827
Balance at Dec. 31, 2012	40	53,312	24,231	368	77,951
Balance, shares at Dec. 31, 2012	17,346,561
Stock-based compensation		424			424
Dividend paid
Net income			4,405		4,405
Other comprehensive income				332	332
Balance at Sep. 30, 2013	40	53,736	24,126	700	78,602
Balance, shares at Sep. 30, 2013	17,346,561
Balance at Jun. 30, 2013	40	53,592	24,760	435	78,827
Balance, shares at Jun. 30, 2013	17,346,561
Stock-based compensation		144			144
Dividend paid			(1,735)		(1,735)
Net income			1,101		1,101
Other comprehensive income				265	265
Balance at Sep. 30, 2013	$ 40	$ 53,736	$ 24,126	$ 700	$ 78,602
Balance, shares at Sep. 30, 2013	17,346,561